Cover	May 18, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to Form 8-K (this "Form 8-K/A") to our Current Report on Form 8-K filed with the Securities and Exchange Commission on May 23, 2023 (the "Original Form 8-K") is being filed solely to amend Item 5.07 of the Original Form 8-K to correct the redemption price from approximately $283 million (approximately $10.51 per public share) to approximately $284 million (approximately $10.55 per public share). Except as set forth herein, no modifications have been made to the information contained in the Original Form 8-K.
Document Period End Date	May 18, 2023
Entity File Number	001-41293
Entity Registrant Name	POWERUP ACQUISITION CORP.
Entity Central Index Key	0001847345
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	188 Grand Street Unit #195
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	347
Local Phone Number	313 8109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	PWUPU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share, included as part of the Units
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	PWUP
Security Exchange Name	NASDAQ
Redeemable Warrants each exercisable for one Class A Ordinary Share for $11.50 per share, included as part of the units
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants each exercisable for one Class A Ordinary Share for $11.50 per share, included as part of the units
Trading Symbol	PWUPW
Security Exchange Name	NASDAQ